Variable Interest Entities -- OMFH Consumer Loan Securitizations (Details) (10-Q) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($) $ in Millions					1 Months Ended
	Jun. 18, 2031	Feb. 20, 2029	Mar. 20, 2028	Mar. 31, 2018	Jun. 30, 2018	Feb. 28, 2018	Jan. 30, 2018	Sep. 30, 2016	Jul. 25, 2016	Jul. 19, 2016	Jun. 30, 2016	Jun. 07, 2016	May 17, 2016	Mar. 23, 2016	Feb. 16, 2016	Feb. 10, 2016	Jan. 21, 2016	Dec. 31, 2015	Dec. 10, 2015	Dec. 03, 2015	Nov. 23, 2015	Jul. 21, 2015	Jun. 10, 2015	Jun. 03, 2015	May 27, 2015	Jan. 16, 2015	Sep. 27, 2013
Variable Interest Entity [Line Items]
Amount outstanding under securitization transaction								$ 0
OMFIT 2016-3 Securitization [Member] | OneMain [Member]
Variable Interest Entity [Line Items]
Principal balance, private securitization transaction												$ 350
Weighted average interest rate												4.33%
Amount outstanding under securitization transaction												$ 397
Outstanding balance												317
Amount of Notes that is retained under Private Securitization Transaction												$ 33
OMFIT 2016-3 Securitization [Member] | Scenario, Forecast [Member] | OneMain [Member]
Variable Interest Entity [Line Items]
Principal amount, reduce to cash payments, due and payable, term	59 months
OMFIT 2016-1 Class C & D Securitization [Member] | OneMain [Member]
Variable Interest Entity [Line Items]
Principal balance, private securitization transaction																$ 86
Amount outstanding under securitization transaction																570
OMFIT 2016-1 Class C & D Securitization [Member] | Scenario, Forecast [Member] | OneMain [Member]
Variable Interest Entity [Line Items]
Principal amount, reduce to cash payments, due and payable, term		34 months
OMFIT 2016-2 Class C & D Securitization [Member] | OneMain [Member]
Variable Interest Entity [Line Items]
Amount outstanding under securitization transaction														$ 10
Amount of Notes that is retained under Private Securitization Transaction														157
OMFIT 2016-2 Class C & D Securitization [Member] | Scenario, Forecast [Member] | OneMain [Member]
Variable Interest Entity [Line Items]
Principal amount, reduce to cash payments, due and payable, term			23 months
Asset-backed Securities [Member] | First Avenue Funding LLC 2015 [Member]
Variable Interest Entity [Line Items]
Principal balance, private securitization transaction																							$ 250,000,000
Asset-backed Securities [Member] | Whitford Brook Funding Trust2014 VFN1 [Member]
Variable Interest Entity [Line Items]
Amount outstanding under securitization transaction																				$ 100
Asset-backed Securities [Member] | Springleaf Funding Trust 2013 VFN1 [Member]
Variable Interest Entity [Line Items]
Principal balance, private securitization transaction																											$ 350,000,000
Amount outstanding under securitization transaction																		$ 0
Asset-backed Securities [Member] | Second Avenue funding, LLC securitization [Member]
Variable Interest Entity [Line Items]
Principal balance, private securitization transaction																								$ 250,000,000
Amount outstanding under securitization transaction																		250			$ 250
Asset-backed Securities [Member] | First Avenue funding, LLC securitization [Member]
Variable Interest Entity [Line Items]
Amount outstanding under securitization transaction																		250			250
Asset-backed Securities [Member] | Sumner Brook Funding Trust 2013 VFN1 [Member]
Variable Interest Entity [Line Items]
Principal balance, private securitization transaction																										$ 350
Amount outstanding under securitization transaction																						$ 100
Asset-backed Securities [Member] | Mill River 2015 VFN1 [Member] [Member]
Variable Interest Entity [Line Items]
Principal balance, private securitization transaction																									$ 400,000,000
Amount outstanding under securitization transaction																		$ 400	$ 200		$ 200
Asset-backed Securities [Member] | Springleaf FundingTrust 2013 B [Member]
Variable Interest Entity [Line Items]
Outstanding balance															$ 400
Asset-backed Securities [Member] | Scenario, Forecast [Member] | First Avenue Funding LLC 2015 [Member]
Variable Interest Entity [Line Items]
Principal amount, reduce to cash payments, due and payable, term				12 months
Asset-backed Securities [Member] | Scenario, Forecast [Member] | Midbrook Funding Trust 2013 VFN1 [Member]
Variable Interest Entity [Line Items]
Principal amount, reduce to cash payments, due and payable, term						36 months
Asset-backed Securities [Member] | Scenario, Forecast [Member] | Whitford Brook Funding Trust2014 VFN1 [Member]
Variable Interest Entity [Line Items]
Principal amount, reduce to cash payments, due and payable, term					12 months
Asset-backed Securities [Member] | Scenario, Forecast [Member] | Springleaf Funding Trust 2013 VFN1 [Member]
Variable Interest Entity [Line Items]
Principal amount, reduce to cash payments, due and payable, term							36 months
Asset-backed Securities [Member] | Scenario, Adjustment [Member] | Springleaf Funding Trust 2013 VFN1 [Member]
Variable Interest Entity [Line Items]
Principal balance, private securitization transaction																	$ 850,000,000
Asset-backed Securities [Member] | Scenario, Adjustment [Member] | Mill River 2015 VFN1 [Member] [Member]
Variable Interest Entity [Line Items]
Principal balance, private securitization transaction																	100,000,000
Asset-backed Securities [Member] | Scenario, Previously Reported [Member] | Springleaf Funding Trust 2013 VFN1 [Member]
Variable Interest Entity [Line Items]
Principal balance, private securitization transaction																	350,000,000
Asset-backed Securities [Member] | Scenario, Previously Reported [Member] | Mill River 2015 VFN1 [Member] [Member]
Variable Interest Entity [Line Items]
Principal balance, private securitization transaction																	$ 400,000,000
OneMain Financial B6 Warehouse Trust [Member] | OneMain [Member]
Variable Interest Entity [Line Items]
Amount outstanding under securitization transaction								0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Midbrook Funding Trust 2013 VFN1 [Member]
Variable Interest Entity [Line Items]
Amount outstanding under securitization transaction								0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Whitford Brook Funding Trust2014 VFN1 [Member]
Variable Interest Entity [Line Items]
Amount outstanding under securitization transaction								0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Springleaf Funding Trust 2013 VFN1 [Member]
Variable Interest Entity [Line Items]
Amount outstanding under securitization transaction								0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Second Avenue funding, LLC securitization [Member]
Variable Interest Entity [Line Items]
Amount outstanding under securitization transaction								0
Asset-backed Securities, Securitized Loans and Receivables [Member] | First Avenue funding, LLC securitization [Member]
Variable Interest Entity [Line Items]
Amount outstanding under securitization transaction								0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Sumner Brook Funding Trust 2013 VFN1 [Member]
Variable Interest Entity [Line Items]
Amount outstanding under securitization transaction								0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Mill River 2015 VFN1 [Member] [Member]
Variable Interest Entity [Line Items]
Amount outstanding under securitization transaction								0
OneMain Financial B4 Warehouse Trust [Member] | OneMain [Member]
Variable Interest Entity [Line Items]
Amount outstanding under securitization transaction								0
OneMain Financial B3 Warehouse Trust [Member] | OneMain [Member]
Variable Interest Entity [Line Items]
Amount outstanding under securitization transaction								0
OneMain Financial B5 Warehouse Trust [Member] | OneMain [Member]
Variable Interest Entity [Line Items]
Amount outstanding under securitization transaction								$ 0
Sale of OMFIT 2016-2 Class C Notes [Member] | OneMain [Member]
Variable Interest Entity [Line Items]
Principal balance, private securitization transaction									$ 83
Weighted average interest rate									5.67%
ODART 2016-1 Securitization [Member] | OneMain [Member]
Variable Interest Entity [Line Items]
Principal balance, private securitization transaction										$ 754
Weighted average interest rate										2.27%
Amount outstanding under securitization transaction											$ 754
Outstanding balance										$ 700
Amount of Notes that is retained under Private Securitization Transaction										$ 54
OMFIT 2016-1 Securitization [Member] | OneMain [Member]
Variable Interest Entity [Line Items]
Principal balance, private securitization transaction													$ 45			500
Weighted average interest rate													6.00%
OMFIT 2016-2 Securitization [Member] [Member] | OneMain [Member]
Variable Interest Entity [Line Items]
Principal balance, private securitization transaction														$ 890
OMFIT 2016-2 Class A & B Securitization [Member] | OneMain [Member]
Variable Interest Entity [Line Items]
Weighted average interest rate														4.37%
Outstanding balance														$ 733
OMFIT 2016-1 Class A & B Securitization [Member] | OneMain [Member]
Variable Interest Entity [Line Items]
Principal balance, private securitization transaction																$ 414
Weighted average interest rate																3.79%